AXP(R) Partners
                                                                   International
                                                                      Aggressive
                                                                     Growth Fund
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) compass

AXP Partners International Aggressive Growth Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Going Where the Growth Is

Attractive investment opportunities can pop up not only in any industry, but in any part of the world as well. This Fund combines the talents of two investment firms, with different investment styles, to scour the major foreign markets for companies with rapid-growth potential that can result in above-average stock-price appreciation.

Table of Contents

2001 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

From the Portfolio Managers                         3

Fund Facts                                          5

The 10 Largest Holdings                             6

Making the Most of the Fund                         7

Board Members and Officers                          8

Independent Auditors' Report                       10

Financial Statements                               11

Notes to Financial Statements                      14

Investments in Securities                          21

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2 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Leah Zell
Leah Zell
Portfolio manager

From the Portfolio Managers

International markets had begun to rebound from the terrorist attacks in the U.S. when AXP Partners International Aggressive Growth Fund began investing on Sept 28, 2001. Through the end of its fiscal period on Oct. 31, the Fund's Class A shares generated a gain of 2.14% (excluding the sales charge). This compares with a gain of 3.98% for the period from Oct. 1, 2001 to Oct. 31, 2001 for the Morgan Stanley Capital International EAFE Growth Index, an unmanaged group of stocks used to measure the performance of mutual funds such as this.

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3 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

(picture of) Henrik Strabo
Henrik Strabo
Portfolio manager

PORTFOLIO MANAGERS' REVIEW

Leah Zell, Liberty Wanger Asset Management, L.P.: Led by investments in Canada, Japan and the United Kingdom, our portion of the portfolio responded positively during the international markets' recovery during October. On an individual stock basis, Celestica, a Canadian electronics manufacturer, Lion Bioscience, a German business software provider to the biotech industry, and Konami Corporation, a Japanese entertainment software company, were among the best performers.

On a regional basis, Europe easily comprised the largest area of investment, within which the United Kingdom, Germany and the Netherlands were the major country exposures. Elsewhere, the largest positions were in Japan and Canada.

Looking ahead, despite October's upturn, international stocks remain largely out of favor with many investors. We take that as a potentially positive indicator, however, as history shows that positive trends often emerge after negativity reaches a peak.

Henrik Strabo, American Century Investment Management, Inc.: Gains by financial and commercial services stocks paved the way for positive performance from our portion of the portfolio. The financial area was particularly strong, and was led by Royal Bank of Scotland and Barclays PLC in the United Kingdom. On the negative side were non-cyclical consumer stocks, particularly the food/beverage group, which was among the portfolio's largest areas of investment.

The bulk of the holdings were in Europe, with the United Kingdom, which made the biggest contribution to performance, and France being the largest on a country basis. Other countries represented in the portfolio included Japan, South Korea, Switzerland and Denmark.

As the new fiscal period begins, despite a weak global economy, we continue to find attractive investment opportunities in companies that are experiencing improved earnings growth. We look forward to adding them to the portfolio as the Fund's asset base increases.

Leah Zell

Henrik Strabo

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4 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Fund Facts

Class A -- Sept. 28, 2001* - Oct. 31, 2001
(All figures per share)

Net asset value (NAV)
Oct. 31, 2001                                                     $5.25
Sept. 28, 2001*                                                   $5.14
Increase                                                          $0.11

Distributions -- Sept. 28, 2001* - Oct. 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   +2.14%***

Class B -- Sept. 28, 2001* - Oct. 31, 2001
(All figures per share)

Net asset value (NAV)
Oct. 31, 2001                                                     $5.25
Sept. 28, 2001*                                                   $5.14
Increase                                                          $0.11

Distributions -- Sept. 28, 2001* - Oct. 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   +2.14%***

Class C -- Sept. 28, 2001* - Oct. 31, 2001
(All figures per share)

Net asset value (NAV)
Oct. 31, 2001                                                     $5.25
Sept. 28, 2001*                                                   $5.14
Increase                                                          $0.11

Distributions -- Sept. 28, 2001* - Oct. 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   +2.14%***

Class Y -- Sept. 28, 2001* - Oct. 31, 2001
(All figures per share)

Net asset value (NAV)
Oct. 31, 2001                                                     $5.25
Sept. 28, 2001*                                                   $5.14
Increase                                                          $0.11

Distributions -- Sept. 28, 2001* - Oct. 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                +2.14%***

  * When shares became publicly available.

 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

*** The total return is not annualized.

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5 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

The 10 Largest Holdings

                                       Percent                  Value
                                   (of net assets)      (as of Oct. 31, 2001)

Novo Nordisk Cl B (Denmark)              1.6%                 $275,691
Koninklijke Ahold (Netherlands)          1.6                   269,255
Aventis (France)                         1.6                   266,696
GlaxoSmithKline ADR (United Kingdom)     1.5                   246,938
Tyco Intl (Bermuda)                      1.3                   219,017
Nintendo (Japan)                         1.2                   198,354
Barclays (United Kingdom)                1.0                   162,982
Suez Lyonnaise des Eaux (France)         0.9                   150,449
Smith & Nephew (United Kingdom)          0.9                   149,285
Vodafone Group (United Kingdom)          0.9                   144,066

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 12.5% of net assets

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6 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.




* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o   your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT



Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15
Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
H. Brewster Atwater, Jr.               Board member since 1996        Retired chair and chief
4900 IDS Tower                                                        executive officer,
Minneapolis, MN 55402                                                 General Mills, Inc.
Born in 1931                                                          (consumer foods)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Chair of the Board since 1999  Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards), former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Lynne V. Cheney                        Board member since 1994        Distinguished Fellow, AEI   The Reader's Digest
American Enterprise Institute for                                                                 Association Inc.
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired chair of the        Cargill, Incorporated
30 Seventh Street East                                                board and chief executive   (commodity merchants and
Suite 3050                                                            officer, Minnesota Mining   processors), Target
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Corporation (department
Born in 1936                                                                                      stores), General Mills,
                                                                                                  Inc. (consumer foods),
                                                                                                  Vulcan Materials Company
                                                                                                  (construction
                                                                                                  materials/chemicals) and
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall                            Board member since 2001        Treasurer, Texaco Inc.
Texaco, Inc.                                                          since 1998. Prior to
2000 Westchester Avenue                                               that, director,
White Plains, NY 10650                                                International Operations
Born in 1944                                                          IBM Corp.
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter                        Board member since 1994        Retired president and
P.O. Box 2187                                                         chief operating officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William R. Pearce                      Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                              Timberfund, L.P.
Minneapolis, MN 55402                                                 (develops timber
Born in 1927                                                          resources) - management
                                                                      committee; former chair,
                                                                      American Express Funds
-------------------------------------- ------------------------------ --------------------------- ----------------------------


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8 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT



Independent Board Members (continued)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
C. Angus Wurtele                       Board member since 1994        Retired chair of the        Bemis Corporation
4900 IDS Tower                                                        board and chief executive   (packaging)
Minneapolis, MN 55402                                                 officer, The Valspar
Born in 1934                                                          Corporation
-------------------------------------- ------------------------------ --------------------------- ----------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
David R. Hubers                        Board member since 1993        Retired chief executive     Chronimed Inc. (specialty
50643 AXP Financial Center                                            officer and director of     pharmaceutical
Minneapolis, MN 55474                                                 AEFC                        distribution), RTW Inc.
Born in 1943                                                                                      (manages workers
                                                                                                  compensation programs),
                                                                                                  Lawson Software, Inc.
                                                                                                  (technology based business
                                                                                                  applications)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John R. Thomas                         Board member since 1987,       Senior vice president -
50652 AXP Financial Center             president since 1997           information and
Minneapolis, MN 55474                                                 technology of AEFC
Born in 1937
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John M. Knight                         Treasurer since 1999           Vice president -
50005 AXP Financial Center                                            investment accounting of
Minneapolis, MN 55474                                                 AEFC
Born in 1952
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice president, general        President of Board
901 S. Marquette Ave.                  counsel and secretary since    Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------


The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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9 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP PARTNERS INTERNATIONAL SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Partners International Aggressive Growth Fund (a series of AXP Partners International Series, Inc.) as of October 31, 2001, the related statements of operations, changes in net assets and the financial highlights for the period from September 28, 2001 (when shares became publicly available) to October 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Partners International Aggressive Growth Fund as of October 31, 2001, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

December 7, 2001

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10 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT



Financial Statements

Statement of assets and liabilities
AXP Partners International Aggressive Growth Fund

Oct. 31, 2001

Assets
Investments in securities, at value (Note 1)
   (identified cost $13,093,315)                                                                        $13,622,723
Cash in bank on demand deposit                                                                            3,417,866
Expense reimbursement receivable from AEFC                                                                    2,997
Capital shares receivable                                                                                    10,776
Dividends and accrued interest receivable                                                                     4,983
Receivable for investment securities sold                                                                   184,921
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                            197
                                                                                                                ---
Total assets                                                                                             17,244,463
                                                                                                         ----------

Liabilities
Payable for investment securities purchased                                                                 283,015
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                             14
Accrued investment management services fee                                                                      451
Accrued distribution fee                                                                                        141
Accrued transfer agency fee                                                                                      58
Accrued administrative services fee                                                                              36
Other accrued expenses                                                                                       20,137
                                                                                                             ------
Total liabilities                                                                                           303,852
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                      $16,940,611
                                                                                                        ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                                                $    32,258
Additional paid-in capital                                                                               16,383,805
Undistributed net investment income                                                                           1,328
Accumulated net realized gain (loss)                                                                         (5,756)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                       528,976
                                                                                                            -------
Total -- representing net assets applicable to outstanding capital stock                                $16,940,611
                                                                                                        ===========
Net assets applicable to outstanding shares:                Class A                                     $15,450,715
                                                            Class B                                     $ 1,435,733
                                                            Class C                                     $    42,149
                                                            Class Y                                     $    12,014
Net asset value per share of outstanding capital stock:     Class A shares          2,942,050           $      5.25
                                                            Class B shares            273,425           $      5.25
                                                            Class C shares              8,032           $      5.25
                                                            Class Y shares              2,287           $      5.25
                                                                                        -----           -----------

See accompanying notes to financial statements.

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11 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT



Statement of operations
AXP Partners International Aggressive Growth Fund

For the period Sept. 28, 2001* to Oct. 31, 2001

Investment income
Income:
Dividends                                                                                                  $  7,287
Interest                                                                                                      1,407
   Less foreign taxes withheld                                                                                 (717)
                                                                                                               ----
Total income                                                                                                  7,977
                                                                                                              -----
Expenses (Note 2):
Investment management services fee                                                                           11,981
Distribution fee
   Class A                                                                                                    2,845
   Class B                                                                                                      570
   Class C                                                                                                       21
Transfer agency fee                                                                                             871
Incremental transfer agency fee
   Class A                                                                                                       72
   Class B                                                                                                       42
   Class C                                                                                                        2
Administrative services fees and expenses                                                                       959
Custodian fees                                                                                                9,570
Printing and postage                                                                                          6,380
Registration fees                                                                                            70,824
Audit fees                                                                                                   14,000
Other                                                                                                           957
                                                                                                                ---
Total expenses                                                                                              119,094
   Expenses reimbursed by AEFC (Note 2)                                                                     (96,700)
                                                                                                            -------
Total net expenses                                                                                           22,394
                                                                                                             ------
Investment income (loss) -- net                                                                             (14,417)
                                                                                                            -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                            (6,041)
   Foreign currency transactions                                                                              3,757
                                                                                                              -----
Net realized gain (loss) on investments                                                                      (2,284)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                       250,686
                                                                                                            -------
Net gain (loss) on investments and foreign currencies                                                       248,402
                                                                                                            -------
Net increase (decrease) in net assets resulting from operations                                            $233,985
                                                                                                           ========

* When shares became publicly available.

See accompanying notes to financial statements.

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12 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT



Statement of changes in net assets
AXP Partners International Aggressive Growth Fund

For the period from Sept. 28, 2001* to Oct. 31, 2001

Operations
Investment income (loss) -- net                                                                         $   (14,417)
Net realized gain (loss) on investments                                                                      (2,284)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                       250,686
                                                                                                            -------
Net increase (decrease) in net assets resulting from operations                                             233,985
                                                                                                            -------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                                                4,988,966
   Class B shares                                                                                         1,428,417
   Class C shares                                                                                            31,963
   Class Y shares                                                                                             1,528
Payments for redemptions
   Class A shares                                                                                           (11,813)
   Class B shares (Note 2)                                                                                   (3,910)
                                                                                                             ------
Increase (decrease) in net assets from capital share transactions                                         6,435,151
                                                                                                          ---------
Total increase (decrease) in net assets                                                                   6,669,136
Net assets at beginning of period**                                                                      10,271,475
                                                                                                         ----------
Net assets at end of period                                                                             $16,940,611
                                                                                                        ===========
Undistributed net investment income                                                                     $     1,328
                                                                                                        -----------

 * When shares became publicly available.

** Initial capital of $10,000,000 was contributed on Sept. 21, 2001-Sept. 25,
   2001. The Fund had an increase in net assets resulting from operations of $271,475 during the period from Sept. 21, 2001 to Sept. 28, 2001 (when shares became publicly available).

See accompanying notes to financial statements.

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13 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Notes to Financial Statements

AXP Partners International Aggressive Growth Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Partners International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of foreign issuers that offer strong growth potential. Initial contributions were made during the period Sept. 21, 2001-Sept. 25, 2001, American Express Financial Corporation (AEFC) invested $10,000,000 in the Fund which represented 1,994,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5 per share. Shares of the Fund were first offered to the public on Sept. 28, 2001.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

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14 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
15 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $17,887 and accumulated net realized loss has been decreased by $1,201 resulting in a net reclassification adjustment to decrease paid-in capital by $19,088.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 1.00% to 0.875% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on April 1, 2002, and will cover the six-month period beginning Oct. 1, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

--------------------------------------------------------------------------------
16 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT



AEFC has Investment Subadvisory Agreements with American Century Investment
Management, Inc. and Liberty Wanger Asset Management, L.P. New investments in the Fund, net of any redemptions, are allocated to the Subadvisers in equal portions.

Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00

o   Class B $20.00

o   Class C $19.50

o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2002. Under this agreement, total expenses will not exceed 1.75% for Class A, 2.52% for Class B, 2.52% for Class C and 1.58% for Class Y of the Fund's average daily net assets.

Sales charges received by the Distributor for distributing Fund shares were $21,451 for Class A for the period ended Oct. 31, 2001.

The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $7,579,102 and $805,038, respectively, for the period ended Oct. 31, 2001. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from Sept. 28, 2001* to Oct. 31, 2001 are as follows:

                                              Class A           Class B           Class C            Class Y

Sold                                          950,273           272,171            6,032               287
Issued for reinvested distributions                --                --               --                --
Redeemed                                       (2,223)             (746)              --                --
                                               ------              ----               --                --
Net increase (decrease)                       948,050           271,425            6,032               287
                                              -------           -------            -----               ---

* When shares became publicly available.

--------------------------------------------------------------------------------
17 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT



5. FOREIGN CURRENCY CONTRACTS

As of Oct. 31, 2001, the Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date                         Currency to           Currency to       Unrealized        Unrealized
                                     be delivered           be received     appreciation      depreciation

Nov. 1, 2001                                3,722                 2,562          $  4               $--
                                      U.S. Dollar         British Pound

Nov. 1, 2001                               49,426                 4,694            46                --
                                    Swedish Krona           U.S. Dollar

Nov. 2, 2001                                2,441                 2,222            23                --
                           European Monetary Unit           U.S. Dollar

Nov. 2, 2001                              153,327                18,608            63                --
                                     Danish Krona           U.S. Dollar

Nov. 2, 2001                                5,972                 4,109             3                --
                                      U.S. Dollar         British Pound

Nov. 2, 2001                            1,166,763                 9,590            58                --
                                     Japanese Yen            U.S Dollar

Nov. 5, 2001                               48,464                 4,543            --                14
                                    Swedish Krona          U.S. Dollar

Total                                                                            $197               $14
                                                                                 ----               ---


6. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the period ended Oct. 31, 2001.

--------------------------------------------------------------------------------
18 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(b)

Net asset value, beginning of period                              $5.14

Income from investment operations:

Net investment income (loss)                                         --

Net gains (losses) (both realized and unrealized)                   .11

Total from investment operations                                    .11

Net asset value, end of period                                    $5.25

Ratios/supplemental data

Net assets, end of period (in millions)                             $15

Ratio of expenses to average daily net assets(c,e)                1.75%(d)

Ratio of net investment income (loss)
to average daily net assets                                      (1.12%)(d)

Portfolio turnover rate (excluding short-term securities)            8%

Total return(i)                                                   2.14%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(b)

Net asset value, beginning of period                              $5.14

Income from investment operations:

Net investment income (loss)                                         --

Net gains (losses) (both realized and unrealized)                   .11

Total from investment operations                                    .11

Net asset value, end of period                                    $5.25

Ratios/supplemental data

Net assets, end of period (in millions)                              $1

Ratio of expenses to average daily net assets(c,f)                2.52%(d)

Ratio of net investment income (loss)
to average daily net assets                                      (1.80%)(d)

Portfolio turnover rate (excluding short-term securities)            8%

Total return(i)                                                   2.14%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
19 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(b)

Net asset value, beginning of period                              $5.14

Income from investment operations:

Net investment income (loss)                                         --

Net gains (losses) (both realized and unrealized)                   .11

Total from investment operations                                    .11

Net asset value, end of period                                    $5.25

Ratios/supplemental data

Net assets, end of period (in millions)                             $--

Ratio of expenses to average daily net assets(c,g)                2.52%(d)

Ratio of net investment income (loss)
to average daily net assets                                      (1.92%)(d)

Portfolio turnover rate (excluding short-term securities)            8%

Total return(i)                                                   2.14%


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(b)

Net asset value, beginning of period                              $5.14

Income from investment operations:

Net investment income (loss)                                         --

Net gains (losses) (both realized and unrealized)                   .11

Total from investment operations                                    .11

Net asset value, end of period                                    $5.25

Ratios/supplemental data

Net assets, end of period (in millions)                             $--

Ratio of expenses to average daily net assets(c,h)                1.58%(d)

Ratio of net investment income (loss)
to average daily net assets                                       (.99%)(d)

Portfolio turnover rate (excluding short-term securities)            8%

Total return(i)                                                   2.14%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annualized ratio of expenses for Class A would have been 9.34% for the period ended Oct. 31, 2001.

(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annualized ratio of expenses for Class B would have been 10.11% for the period ended Oct. 31, 2001.

(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annualized ratio of expenses for Class C would have been 10.11% for the period ended Oct. 31, 2001.

(h) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annualized ratio of expenses for Class Y would have been 9.17% for the period ended Oct. 31, 2001.

(i) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
20 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Investments in Securities

AXP Partners International Aggressive Growth Fund

Oct. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (79.4%)(c)

Issuer                                                Shares            Value(a)

Australia (0.8%)
Banks and savings & loans (0.2%)
Natl Australia Bank                                    2,379             $36,698

Computers & office equipment (0.3%)
Computershare                                         17,600              44,680

Financial services (0.2%)
Perpetual Trustees Australia                           2,100              40,298

Media (0.1%)
News Corp ADR                                            578              15,907

Austria (0.4%)
Multi-industry conglomerates
Flughafen Wien                                         3,000              70,795

Belgium (0.3%)
Banks and savings & loans
Dexia                                                  3,549              54,821

Bermuda (1.3%)
Multi-industry conglomerates
Tyco Intl                                              4,457             219,017

Brazil (0.3%)
Aerospace & defense
Embraer Aircraft-ADR                                   2,900              49,764

Canada (4.1%)
Electronics (0.7%)
Celestica                                              3,590(b)          123,971

Energy (0.9%)
Suncor Energy                                          1,587              48,412
Talisman Energy                                        3,079             108,385
Total                                                                    156,797

Energy equipment & services (1.2%)
Canadian Hunter Exploration                              800(b)           26,522
Canadian Natural Resources                             2,800              74,915
Fording                                                   --                   1
PanCanandian Energy                                    1,669(b)           46,226
Precision Drilling                                     2,000(b)           51,090
Total                                                                    198,754

Health care (0.3%)
Biovail                                                1,048(b)           49,528

Leisure time & entertainment (--%)
Fairmont Hotels & Resorts                                420(b)            7,501

Miscellaneous (0.5%)
Investors Group                                        5,700              77,241

Paper & packaging (0.4%)
Moore                                                  8,000              60,204

Transportation (0.1%)
CP Railway                                               840(b)           14,171

Denmark (2.7%)
Banks and savings & loans (0.7%)
Danske Bank                                            7,756             114,916

Health care (1.6%)
Novo Nordisk Cl B                                      6,794             275,691

Multi-industry conglomerates (0.2%)
ISS                                                      663(b)           31,274

Utilities -- electric (0.2%)
Vestas Wind Systems                                    1,065              33,491

Finland (0.9%)
Communications equipment & services (0.1%)
Sonera                                                 3,194              18,182

Computers & office equipment (0.3%)
TietoEnator                                            2,000              44,855

Industrial equipment & services (0.1%)
KCI Konecranes Intl                                      800              19,671

Multi-industry conglomerates (0.4%)
Amer Group                                             1,700              42,108
Jaakko Poyry Group                                     2,500              34,001
Total                                                                     76,109

France (7.3%)
Building materials & construction (1.1%)
Altran Technologies                                      514              23,611
Lafarge                                                  382              33,959
Technip                                                  600              67,877
Vinci                                                  1,001              60,407
Total                                                                    185,854

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

France (cont.)
Chemicals (0.3%)
L'Air Liquide                                            319             $43,041

Computers & office equipment (0.2%)
Fininfo                                                1,300              37,469

Energy (0.6%)
Total Fina ELF                                           733             102,993

Health care (0.6%)
Sanofi-Synthelabo                                      1,536             101,340

Health care services (0.2%)
Essilor Intl                                           1,400              39,204

Household products (1.5%)
Aventis                                                3,622             266,696

Insurance (0.3%)
Euler                                                  1,100              45,556

Leisure time & entertainment (0.3%)
Accor                                                  1,671              52,482

Media (0.3%)
NRJ Group                                              3,200              46,980

Multi-industry conglomerates (0.9%)
Neopst                                                 2,000(b)           59,447
Penauille Polyservices                                 1,300              32,715
Vivendi Environnement                                  1,466              56,395
Total                                                                    148,557

Retail (0.1%)
Carrefour                                                332              17,000

Utilities -- electric (0.9%)
Suez Lyonnaise des Eaux                                4,782             150,449

Germany (4.9%)
Automotive & related (0.6%)
Bayerische Motoren Werke                               1,188              35,290
Beru                                                   1,600              68,741
Total                                                                    104,031

Computers & office equipment (0.4%)
Lion Bioscience                                        4,800(b)           75,659

Financial services (0.4%)
Deutsche Boerse                                        2,000              69,534

Health care (0.2%)
Altana                                                   714              33,441

Health care services (0.5%)
Rhoen-Klinikum                                         1,700              79,622

Insurance (1.2%)
Allianz                                                  536             126,323
Muenchener Rueckversicherungs-Gesellschaft               270              71,254
Total                                                                    197,577

Multi-industry conglomerates (0.4%)
GfK                                                    3,200              56,492
Jenoptik                                                 300               4,850
Total                                                                     61,342

Retail (0.3%)
KarstadtQuelle                                           177               5,644
Takkt                                                  9,300              43,557
Total                                                                     49,201

Transportation (0.4%)
Stinnes                                                4,100              73,119

Utilities -- electric (0.5%)
E.On                                                   1,779              92,135

Hong Kong (1.8%)
Banks and savings & loans (0.2%)
Wing Hang Bank                                        11,000              33,071

Communications equipment & services (0.2%)
China Mobile                                          10,500(b)           31,837

Financial services (0.3%)
Amoy Properties                                       44,000              45,692

Food (0.2%)
Global Bio-chem Techology Group                      124,000              36,167

Media (0.7%)
South China Morning Post                              78,000              41,250
Television Broadcasts                                 25,000              73,718
Total                                                                    114,968

Miscellaneous (--%)
JCG Holdings                                          14,000               7,942

Multi-industry conglomerates (0.2%)
Li & Fung                                             34,000              32,474

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Ireland (1.4%)
Banks and savings & loans (0.4%)
Anglo Irish Bank                                      22,000             $67,368

Building materials & construction (0.2%)
CRH                                                    1,981              30,690

Household products (0.3%)
Waterford Wedgwood                                    93,100              57,021

Insurance (0.5%)
Irish Life & Permanent                                 7,500              79,099

Italy (3.2%)
Banks and savings & loans (0.2%)
Banca Fideuram                                         6,400              39,487

Energy (0.5%)
ENI                                                    8,121             101,819

Energy equipment & services (0.5%)
Saipem                                                16,700              82,579

Insurance (0.6%)
Alleanza Assicurazioni                                 4,300              44,346
Riunione Adriatica di Sicurta (RSA)                    4,282              51,411
Total                                                                     95,757

Media (0.2%)
Mediaset                                               5,360              35,001

Multi-industry conglomerates (0.6%)
Autostrade - Concessioni e Costruzioni Autostrade     15,362              96,579

Retail (0.3%)
Autogrill                                              5,300              42,486

Utilities -- telephone (0.3%)
Telecom Italia                                        10,693              51,816

Japan (10.3%)
Automotive & related (0.5%)
Honda Motor                                            1,807              64,807
Toyota Motor                                           1,011              24,531
Total                                                                     89,338

Banks and savings & loans (0.5%)
Acom                                                     494              41,245
Aeon Credit Service                                      700              41,175
Total                                                                     82,420

Beverages & tobacco (0.2%)
Japan Tabacco                                              6              39,214

Chemicals (0.3%)
Daiseki                                                3,000              50,979

Computers & office equipment (1.1%)
Canon                                                  1,864              54,213
Itochu Techno-Science                                    404              27,328
Konami                                                 1,500              46,689
Meitec                                                 2,000              52,285
Total                                                                    180,515

Electronics (1.3%)
Murata Mfg                                               428              26,854
Nintendo                                               1,286             198,354
Total                                                                    225,208

Financial services (0.4%)
Daito Trust Construction                               2,300              39,365
Nomura Holdings                                        1,709              22,479
Total                                                                     61,844

Food (0.1%)
Ito-Yokado                                               541              23,867

Health care (0.9%)
Kawasumi Laboratories                                  5,000              51,060
Maruichi Steel Tube                                    6,000              67,596
Takeda Chemical Inds                                     869              42,099
Total                                                                    160,755

Health care services (0.1%)
Shionogi & Co                                            536               9,590

Household products (0.6%)
Aderans                                                1,600              57,514
Kao ADR                                                1,831              43,380
Total                                                                    100,894

Industrial equipment & services (0.5%)
Funai Electric                                           700              39,173
Mitsubishi Heavy Inds                                 12,451              41,909
Total                                                                     81,082

Insurance (0.3%)
Tokio Marine & Fire Insurance ADR                      6,382              52,191

Leisure time & entertainment (0.1%)
Shimano                                                1,447              18,122

Miscellaneous (0.8%)
Eneserve                                               1,700              61,109
Goldcrest                                              1,200              67,840
Total                                                                    128,949

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Japan (cont.)
Multi-industry conglomerates (1.4%)
Arrk                                                   2,000             $73,690
Bellsystem24                                             200              82,023
Hokuto                                                 1,700              73,608
Total                                                                    229,321

Paper & packaging (0.6%)
Fuji Seal                                              1,200              43,135
Toppan Forms                                           2,800              54,900
Total                                                                     98,035

Transportation (0.1%)
Yamato Transport                                       1,355              25,405

Utilities -- telephone (0.5%)
NTT DoCoMo                                                 6              81,369

Luxembourg (0.3%)
Media
RTL Group                                              1,800              55,123

Mexico (0.6%)
Miscellaneous (0.2%)
Consorcio                                             28,000(b)           38,042

Multi-industry conglomerates (0.1%)
Grupo Aeroportuario del Sureste ADR                    1,500(b)           18,450

Utilities -- telephone (0.3%)
Telefonos de Mexico ADR Cl L                           1,154              39,305

Netherlands (7.0%)
Banks and savings & loans (1.7%)
Koninklijke Ahold                                      9,563             269,255

Building materials & construction (0.2%)
Fugro                                                    800              40,892

Computers & office equipment (0.4%)
PinkRoccade                                            2,000              41,883
Teleplan Intl                                          2,000(b)           28,642
Total                                                                     70,525

Food (0.4%)
Nutreco Holding                                        1,000              36,523
Unilever                                                 709              37,167
Total                                                                     73,690

Health care (0.3%)
OPG Groep                                              1,500              50,664

Household products (0.2%)
Hunter Douglas                                         1,800              40,937

Industrial equipment & services (0.1%)
Koninklijke (Royal) Philips Electronics                  848              19,122

Insurance (1.0%)
Fortis                                                 1,079              25,560
ING Groep                                              5,510             137,471
Total                                                                    163,031

Media (0.3%)
Fox Kids Europe                                        3,300(b)           38,046
Wolters Kluwer                                           962              20,206
Total                                                                     58,252

Miscellaneous (0.8%)
Euronext                                               4,600(b)           76,856
Imtech                                                 3,500              64,467
Total                                                                    141,323

Multi-industry conglomerates (1.0%)
Hagemeyer                                              4,350              62,297
Oce                                                    4,900              37,602
United Services Group                                  3,900              65,864
Total                                                                    165,763

Transportation (0.6%)
Koninklijke Vopak                                      3,000              46,206
TPG                                                    2,567              50,219
Total                                                                     96,425

New Zealand (0.2%)
Utilities -- electric
UnitedNetworks                                        11,000              38,197

Scotland (0.6%)
Banks and savings & loans
Royal Bank of Scotland Group                           4,233             101,267

Singapore (0.8%)
Building materials & construction (0.2%)
Singapore Technologies Engineering                    30,000              33,876

Electronics (0.5%)
Venture Mfg (Singapore)                               15,000              79,346

Food (0.1%)
Want Want Holdings                                     9,000              15,930

South Korea (0.2%)
Communications equipment & services
SK Telecom ADR                                         1,514              31,915

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Spain (2.4%)
Banks and savings & loans (0.4%)
Banco Popular Espanol                                  2,010             $67,528

Beverages & tobacco (0.2%)
Sociedad General de Aguas Barcelona                    2,900              36,830

Building materials & construction (0.2%)
Abengoa                                                6,000              35,506

Industrial equipment & services (0.2%)
Zardoya Otis                                           4,400              39,631

Multi-industry conglomerates (0.2%)
Prosegur, Compania de Seguridad                        3,400              41,648

Retail (0.6%)
Aldeasa                                                2,900              41,923
Cortefiel                                              7,300              39,451
Total                                                                     81,374

Transportation (0.2%)
Transportes Azkar                                      8,000              37,397

Utilities -- electric (0.4%)
Red Electrica de Espana                                8,000              72,056

Sweden (1.0%)
Computers & office equipment (0.2%)
WM-data Cl B                                          20,000              39,681

Electronics (0.1%)
Micronic Laser Systems                                 1,500(b)           13,682

Financial services (--%)
Nordea                                                 1,814               8,034

Miscellaneous (0.4%)
Securitas Cl B                                         2,696              44,998

Multi-industry conglomerates (0.2%)
Observer                                               9,100              37,650

Retail (0.1%)
Hennes & Mauritz Cl B                                  1,373              24,078

Switzerland (5.2%)
Banks and savings & loans (1.6%)
Credit Suisse Group                                    3,557             130,047

Julius Baer Holding Cl B                                 207              63,257
UBS                                                    1,171              54,466
Total                                                                    247,770

Chemicals (0.2%)
Givaudan                                                 125              38,275

Electronics (0.4%)
Kaba Holding Cl B                                        300              65,038

Financial services (0.3%)
Pargesa Holding Cl B                                      25              45,471

Food (1.0%)
A. Hiestand Holding                                      210              61,731
Nestle                                                   550             114,182
Total                                                                    175,913

Health care (0.6%)
Novartis                                                 998              37,374
Synthes-Stratec                                          110              72,215
Total                                                                    109,589

Insurance (0.4%)
Swiss Reinsurance                                        715(b)           73,562

Leisure time & entertainment (0.3%)
Kuoni Reisen Holding                                     250              46,773

Retail (0.2%)
Bon appetit Group                                        600              41,521

Utilities -- telephone (0.2%)
Swisscom                                                 133              36,938

Taiwan (0.2%)
Electronics
ASE Test                                               4,100(b)           33,743

United Kingdom (19.4%)
Aerospace & defense (0.5%)
BAE Systems                                           16,329              79,316

Banks and savings & loans (1.7%)
Barclays                                               5,414             162,982
HSBC Holdings                                          5,316              58,254
Lloyds TSB Group                                       6,157              62,141
Total                                                                    283,377

Beverages & tobacco (1.4%)
British American Tobacco                              14,157             123,531
Diageo                                                10,788             107,705
Total                                                                    231,236

Building materials & construction (0.2%)
Hanson                                                 5,562              38,098

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

United Kingdom (cont.)
Computers & office equipment (0.5%)
Dimension Data Holdings                               36,000(b)          $39,266
Torex                                                  4,400              42,729
Total                                                                     81,995

Electronics (0.5%)
First Technology                                       8,000              43,026
Spectris                                               7,300              43,633
Total                                                                     86,659

Energy (0.3%)
BP                                                     7,021              56,669

Financial services (0.5%)
Aberdeen Asset Management                             10,300              46,736
Canary Wharf Finance                                   4,849(b)           31,222
Total                                                                     77,958

Food (0.6%)
Compass Group                                         14,117             102,960

Furniture & appliances (0.2%)
Dixons Group                                          10,946              33,589

Health care (2.5%)
Alliance Unichem                                       6,000              46,570
GlaxoSmithKline ADR                                    4,633             246,938
Smith & Nephew                                        26,542             149,285
Total                                                                    442,793

Household products (0.5%)
Reckitt Benckiser                                      6,515              90,958

Insurance (1.5%)
Charles Taylor Consulting                              8,000              47,992
Jardine Lloyd Thompson Group                           6,600              56,122
Prudential                                             2,873              30,083
Royal & Sun Alliance Insurance Group                  13,926              75,744
St. James's Place Capital                              8,800              40,825
Total                                                                    250,766

Leisure time & entertainment (0.6%)
First Choice Holidays                                 27,600              40,565
Holmes Place                                          16,200              54,867
Total                                                                     95,432

Media (2.5%)
British Sky Broadcasting Group                         4,002(b)           44,815
Euromoney Institutional Investor                       8,700              34,794
HIT Entertainment                                     10,300              47,109
Incepta Group                                         63,300              29,919
Informa Group                                         15,400              38,055
Pearson                                                3,162              37,846
Reed Intl                                             16,308             133,524
Taylor Nelson Sofres                                  14,500              39,203
WPP Group                                              3,114              28,191
Total                                                                    433,456

Miscellaneous (0.5%)
Amvescap                                               1,251              14,919
Nestor Healthcare Group                                7,300              54,940
Tullow Oil                                            11,900(b)           13,412
Total                                                                     83,271

Multi-industry conglomerates (1.8%)
Aggreko                                                9,500              47,527
Amey                                                  12,100              54,236
Capita Group                                          14,097              89,180
Exel                                                   3,645              36,364
FKI                                                   18,000              40,313
Rentokil Initial                                       8,904              32,049
Total                                                                    299,669

Retail (1.6%)
Great Universal Stores                                 5,765              40,830
Next                                                   8,001             101,116
Safeway                                                2,418              12,308
Tesco                                                 32,570             114,864
Total                                                                    269,118

Transportation (--%)
CP Ships                                                  --(b)                2

Utilities -- gas (0.4%)
Centrica                                              18,617              59,294

Utilities -- telephone (1.1%)
British Telecommunications                             9,980              50,508
Vodafone Group                                        62,303             144,066
Total                                                                    194,574

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

United States (1.4%)
Communications equipment & services (0.4%)
Amdocs                                                 2,850(b)          $74,413

Computers & office equipment (0.8%)
Comverse Technology                                    6,700(b)          126,027

Insurance (0.2%)
AFLAC                                                  1,339              32,752

Virgin Islands (0.4%)
Media
MIH                                                    9,000(b)           69,300

Total common stocks
(Cost: $12,917,970)                                                  $13,458,267

Preferred stocks (1.0%)(c)

Issuer                                                Shares            Value(a)

Germany
Fresenius                                                400             $32,065
Henkel                                                   754              44,483
Hugo Boss                                              5,000              87,908

Total preferred stocks
(Cost: $175,345)                                                        $164,456

Total investments in securities
(Cost: $13,093,315)(d)                                               $13,622,723


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) At Oct. 31, 2001, the cost of securities for federal income tax purposes was $13,114,647 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                           $ 672,892

    Unrealized depreciation                                            (164,816)
                                                                       --------
    Net unrealized appreciation                                       $ 508,076
                                                                      ---------

--------------------------------------------------------------------------------
27 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- ANNUAL REPORT

AXP Partners International Aggressive Growth Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: N/A      Class B: N/A
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6243 D (12/01)